Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
United States
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,806	$ 6,129
United States | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,646	5,972
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	897	1,115
United States | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	351	213
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	169	615
United States | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	493	588
United States | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,333	2,863
United States | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	214	342
United States | Level 1, 2 and 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	88	115
United States | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	32	52
United States | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	39
United States | Level 1, 2 and 3 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	12	12
United States | Level 1, 2 and 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	28	18
United States | Level 1, 2 and 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	8
United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,476	1,676
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	897	1,115
United States | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	351	213
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	214	342
United States | Level 1 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	6
United States | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	8
United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,170	4,296
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	169	615
United States | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	493	588
United States | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,333	2,863
United States | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	88	115
United States | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	46
United States | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	39
United States | Level 2 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	12	12
United States | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	28	18
United States | Level 2 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Supranational
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	154	150
United States | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	975	1,807
Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	855	1,644
Foreign | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	111	147
Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	611	1,325
Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	117	154
Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	16	18
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	16	18
Foreign | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	16	18
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	839	1,626
Foreign | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	111	147
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	611	1,325
Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	117	154
Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 120	$ 163